TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Domestic And Foreign [Line Items]
Income (loss) from continuing operations before taxes	$ 1,515	$ 938	$ (196)
Taxes on income	32	27	9
Income (loss) from continuing operations after taxes	1,483	911	(205)
Income (loss) from discontinued operations	0	0	(14)
Net income (loss)	1,483	911	(219)
Domestic Tax Authority [Member]
Income Domestic And Foreign [Line Items]
Income (loss) from continuing operations before taxes	373	195	(424)
Taxes on income	0	0	0
Income (loss) from continuing operations after taxes	373	195	(424)
Income (loss) from discontinued operations	0	0	0
Net income (loss)	373	195	(424)
Foreign Tax Authority [Member]
Income Domestic And Foreign [Line Items]
Income (loss) from continuing operations before taxes	1,142	743	228
Taxes on income	32	27	9
Income (loss) from continuing operations after taxes	1,110	716	219
Income (loss) from discontinued operations	0	0	(14)
Net income (loss)	$ 1,110	$ 716	$ 205